Intangible Assets - Disclosure of Information for Cash-generating Units (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment of expense	$ 2,480	$ 3,399
United States [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of expense	$ 2,480	$ 3,399